Leases - Summary of Lease Cost and Other Information (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)
Lease cost
Operating lease cost	¥ 9,147	$ 1,365
Short-term lease cost	534	80
Total lease cost	9,681	1,445
Cash paid for amounts included in the measurement of lease liabilities	7,200	1,075
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 1,010	$ 151
Weighted-average remaining lease term	1 year 5 months 19 days	1 year 5 months 19 days
Weighted-average discount rate	5.00%	5.00%